Revenues	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenues

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Net Revenues from Online EV Charging Solutions	5,455	17,985
Net Revenues from Offline EV Charging Solutions	565	15,102
Net Revenues from Non-Charging Solutions and Other Services	143	366
Net Revenues	6,163	33,453